Pension and Severance Plans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Percentage of the indemnities under existing regulations to employees covered by defined benefits	65.00%
Expected amortization of net actuarial loss from accumulated other comprehensive income in next fiscal year		¥ 17,759
Expected amortization of prior service cost from accumulated other comprehensive income in next fiscal year		7,153
Japan
Defined Benefit Plan Disclosure [Line Items]
Expected contribution in defined benefit pension plans		¥ 10,000
Japan | Private equity
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in equity securities for the pension plans		30.00%
Japan | Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in equity securities for the pension plans		51.00%
Japan | Other investment funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in equity securities for the pension plans		19.00%
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Expected contribution in defined benefit pension plans		¥ 8,000
Foreign plans | Private equity
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in equity securities for the pension plans		22.00%
Foreign plans | Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in equity securities for the pension plans		53.00%
Foreign plans | Other investment funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in equity securities for the pension plans		25.00%